Other liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous liabilities [abstract]
Payments to be processed	R$ 1,896,283	R$ 1,150,536
Provisions for salaries, vacations and other labor charges	206,392	139,752
Lease financial liabilities (Note 24 a)	113,690	120,395	R$ 146,705
Pending settlements	50,202	118,307
Contract liabilities(a)	38,205	41,785
Agreements to be transferred	19,755	27,979
Other liabilities	61,930	298,494
Other liabilities	R$ 2,386,457	R$ 1,897,248